COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Future minimum lease payments due under operating lease

Payments due in the years ended December 31,
2014	4,684
2015	723
2016	356
2017	230
2018	198
Thereafter	1,371

Total	7,562